S000047644 [Member] Investment Objectives and Goals - iShares MSCI ACWI Low Carbon Target ETF	Jul. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® LOW CARBON OPTIMIZED MSCI ACWI ETF Ticker: CRBNStock Exchange: NYSE ARCA
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The iShares Low Carbon Optimized MSCI ACWI ETF (the “Fund”) seeks to track the investment results of an index composed of large and mid-capitalization developed and emerging market equities with a lower carbon exposure than that of the broad market.